INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Loss for the year before income tax	$ (296,000)	$ (41,000)	$ (302,000)
Expected income tax recovery based on statutory rate	(62,000)	(9,000)	(106,000)
permanent differences	(4,000)	44,000	(104,000)
change in taxe rate		5,360,000	210,000
change in benefit of tax assets not recognized	66,000	(5,395,000)	0
Income Tax Reconciliation, Other Reconciling Items	$ 0	$ 0	$ 0